TRADE ACCOUNTS RECEIVABLE - Balances (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 6,531,465	R$ 2,915,206
Factoring of receivables
TRADE ACCOUNTS RECEIVABLE
Financial assets	6,121,316	5,388,370
Gross | Domestic (Brazil) | Third parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	1,449,177	970,796
Gross | Domestic (Brazil) | Related parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	73,598	47,685
Gross | Foreign | Third parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	5,043,453	1,938,614
Expected credit losses
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ (34,763)	R$ (41,889)